UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2025

Date of reporting period: 09/30/2024

Item 1. Report to Stockholders.

(a)

Nicholas Equity Income Fund, Inc. NSEIX

Semi-Annual Shareholder Report

September 30, 2024

This semi-annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Nicholas Equity Income Fund	$36	0.70%

Key Fund Statistics
As of September 30, 2024
Net Assets	$487,519,819
Number of Portfolio Holdings	61
Portfolio Turnover Rate	23.60%
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
Microsoft Corporation	3.51%
Astrazeneca PLC Sponsored ADR	2.45%
CMS Energy Corporation	2.42%
JPMorgan Chase & Co.	2.37%
Abbott Laboratories	2.35%
Chevron Corporation	2.31%
Oracle Corporation	2.30%
Broadcom Inc.	2.15%
TJX Companies Inc	2.14%
International Business Machines Corporation	2.09%
Total of top ten	24.09%
Sector Diversification (As a Percentage of Total Investments)
Graphical Representation of Holdings
As of September 30, 2024
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION
September 30, 2024

NICHOLAS EQUITY INCOME FUND, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights (NSEIX) For a share outstanding throughout each period

	Six Months Ended 09/30/2024	Years Ended March 31,
	(unaudited)	2024	2023	2022	2021	2020
NET ASSET VALUE, BEGINNING OF PERIOD	$21.94	$19.84	$21.57	$21.75	$15.14	$18.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.21	.44	.40	.36	.36	.36
Net gain (loss) on securities (realized and unrealized)	1.16	2.54	(1.35)	2.02	7.23	(1.57)
Total from investment operations	1.37	2.98	(.95)	2.38	7.59	(1.21)

LESS DISTRIBUTIONS
From net investment income	(.21)	(.45)	(.38)	(.36)	(.29)	(.28)
From net capital gain	(.35)	(.43)	(.40)	(2.20)	(.69)	(2.24)
Total distributions	(.56)	(.88)	(.78)	(2.56)	(.98)	(2.52)

NET ASSET VALUE, END OF PERIOD	$22.75	$21.94	$19.84	$21.57	$21.75	$15.14

TOTAL RETURN	6.46%	15.68%	(4.31)%	11.23%	51.18%	(8.80)%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$487.5	$473.7	$442.0	$487.4	$459.6	$295.9
Ratio of expenses to average net assets	.70%	.70%	.70%	.70%	.72%	.73%
Ratio of net investment income to average net assets	1.93%	2.22%	2.00%	1.65%	1.92%	1.88%
Portfolio turnover rate	23.60%	11.98%	18.75%	18.11%	33.58%	32.04%

(1)	Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments September 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 93.84%
	Communication Services - Media & Entertainment — 1.11%
129,840	Comcast Corporation Class A	$5,423,417

	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 3.83%
20,300	Home Depot, Inc.	8,225,560
88,930	TJX Companies Inc	10,452,832
		18,678,392
	Consumer Discretionary - Consumer Durables & Apparel — 1.23%
67,765	NIKE Inc	5,990,426

	Consumer Discretionary - Consumer Services — 0.07%
8,646	Six Flags Entertainment Corp	348,520

	Consumer Staples - Consumer Staples Distribution & Retail — 2.73%
78,155	Sysco Corporation	6,100,779
46,180	Target Corporation	7,197,615
		13,298,394
	Consumer Staples - Food, Beverage & Tobacco — 4.01%
135,785	Coca-Cola Company	9,757,510
67,870	Mondelez International, Inc. Class A	4,999,983
39,555	Philip Morris International Inc.	4,801,977
		19,559,470
	Consumer Staples - Household & Personal Products — 3.79%
49,350	Procter & Gamble Company	8,547,420
152,720	Unilever PLC Sponsored ADR	9,920,691
		18,468,111
	Energy - Energy — 4.10%
76,505	Chevron Corporation	11,266,891
41,000	ConocoPhillips	4,316,480
119,100	Enterprise Products Partners L.P.	3,467,001
20,183	Williams Companies, Inc.	921,354
		19,971,726

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 93.84% (continued)
	Financials - Banks — 5.27%
54,700	JPMorgan Chase & Co.	$11,534,042
52,800	PNC Financial Services Group, Inc.	9,760,080
96,460	U.S. Bancorp	4,411,116
		25,705,238
	Financials - Financial Services — 8.04%
7,950	BlackRock, Inc.	7,548,604
145,325	Charles Schwab Corp	9,418,513
16,910	CME Group Inc. Class A	3,731,191
50,500	Cohen & Steers, Inc.	4,845,475
104,175	Nasdaq, Inc.	7,605,817
49,500	Raymond James Financial, Inc.	6,061,770
		39,211,370
	Financials - Insurance — 1.81%
30,620	Chubb Limited	8,830,502

	Health Care - Health Care Equipment & Services — 7.94%
100,600	Abbott Laboratories	11,469,406
59,520	CVS Health Corporation	3,742,618
103,150	Medtronic Plc	9,286,594
46,250	Quest Diagnostics Incorporated	7,180,312
12,025	UnitedHealth Group Incorporated	7,030,777
		38,709,707
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 10.36%
40,655	AbbVie, Inc.	8,028,549
153,015	Astrazeneca PLC Sponsored ADR	11,921,399
49,460	Johnson & Johnson	8,015,488
63,940	Merck & Co., Inc.	7,261,026
256,900	Pfizer Inc.	7,434,686
135,600	Sanofi Sponsored ADR	7,814,628
		50,475,776
	Industrials - Capital Goods — 6.06%
17,065	Eaton Corp. Plc	5,656,024
17,110	Honeywell International Inc.	3,536,808
19,975	Illinois Tool Works Inc.	5,234,848
36,725	L3Harris Technologies Inc	8,735,776

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 93.84% (continued)
	Industrials - Capital Goods — 6.06% (continued)
33,260	Lincoln Electric Holdings, Inc.	$6,386,585
		29,550,041
	Industrials - Commercial & Professional Services — 1.30%
253,663	Rentokil Initial plc Sponsored ADR	6,323,819

	Industrials - Transportation — 1.32%
26,180	Union Pacific Corporation	6,452,846

	Information Technology - Semiconductors & Semiconductor Equipment — 5.88%
38,290	Analog Devices, Inc.	8,813,209
60,900	Broadcom Inc.	10,505,250
116,550	Microchip Technology Incorporated	9,357,800
		28,676,259
	Information Technology - Software & Services — 7.90%
46,000	International Business Machines Corporation	10,169,680
39,760	Microsoft Corporation	17,108,728
65,870	Oracle Corporation	11,224,248
		38,502,656
	Information Technology - Technology Hardware & Equipment — 0.97%
89,095	Cisco Systems, Inc.	4,741,636

	Materials - Materials — 6.36%
32,100	Air Products and Chemicals, Inc.	9,557,454
31,500	Avery Dennison Corporation	6,953,940
101,125	Ball Corporation	6,867,399
85,500	DuPont de Nemours, Inc.	7,618,905
		30,997,698
	Real Estate - Equity Real Estate Investment Trusts (REITs) — 4.76%
37,635	American Tower Corporation	8,752,396
10,750	Equinix, Inc.	9,542,023
78,720	W. P. Carey Inc.	4,904,256
		23,198,675

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 93.84% (continued)
	Utilities - Utilities — 5.00%
167,120	CMS Energy Corporation	$11,803,686
103,610	NextEra Energy, Inc.	8,758,153
39,650	WEC Energy Group Inc	3,813,537
		24,375,376

	TOTAL COMMON STOCKS (cost $287,854,665)	457,490,055

SHORT-TERM INVESTMENTS — 6.14%
	Money Market Deposit Account — 1.23%
$5,991,465	U.S. Bank Money Market — 4.70%	5,991,465

	Money Market Fund — 1.23%
6,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield, 4.85%	6,000,000

	U.S. Government Securities — 3.68%
6,000,000	U.S. Treasury Bill 10/01/2024, (1)	6,000,000
6,000,000	U.S. Treasury Bill 11/05/2024, 4.750%	5,972,794
6,000,000	U.S. Treasury Bill 12/03/2024, 4.632%	5,952,412
		17,925,206

	TOTAL SHORT-TERM INVESTMENTS (cost $29,916,017)	29,916,671
	TOTAL INVESTMENTS (cost $317,770,682) — 99.98%	487,406,726
	OTHER ASSETS, NET OF LIABILITIES — 0.02%	113,093
	TOTAL NET ASSETS (basis of percentages disclosed above) — 100%	$487,519,819

(1)	The Treasury Bill has reached full maturity.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities September 30, 2024 (unaudited)

ASSETS
Investments in securities at value (cost $317,770,682)	$487,406,726
Receivables
Dividend and interest	568,249
Capital stock subscription	22,175
Total receivables	590,424
Other	30,672
Total assets	488,027,822

LIABILITIES
Payables
Due to adviser
Management fee	241,422
Accounting and administration fee	6,526
Total due to adviser	247,948
Capital stock redemption	201,856
Other payable and accrued expense	58,199
Total liabilities	508,003
Total net assets	$487,519,819

NET ASSETS CONSIST OF
Paid in capital	$318,944,603
Accumulated distributable earnings	168,575,216
Total net assets	$487,519,819

NET ASSET VALUE PER SHARE ($.0001 par value, 250,000,000 shares authorized), offering price and redemption price (21,431,916 shares outstanding)	$22.75

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended September 30, 2024 (unaudited)

INCOME
Dividend (net of foreign taxes of $27,989)	$5,532,532
Interest	600,080
Total income	6,132,612

EXPENSES
Management fee	1,423,876
Transfer agent fees	41,145
Administration services	38,467
Registration fees	27,350
Accounting and pricing services	26,942
Audit and tax fees	20,742
Custodian fees	11,635
Directors’ fees	11,565
Insurance	8,880
Legal fees	7,093
Printing	5,384
Postage and mailing	2,067
Other operating expenses	7,863
Total expenses	1,633,009
Net investment income	4,499,603

NET REALIZED GAIN ON INVESTMENTS	161,797

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	24,877,733
Net realized and unrealized gain (loss) on investments	25,039,530
Net increase (decrease) in net assets resulting from operations	$29,539,133

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended September 30, 2024 (unaudited) and the year ended March 31, 2024

	Six Months Ended 9/30/2024 (unaudited)	Year Ended 3/31/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,499,603	$9,778,290
Net realized gain on investments	161,797	8,021,159
Change in net unrealized appreciation/depreciation on investments	24,877,733	47,477,423
Net increase (decrease) in net assets resulting from operations	29,539,133	65,276,872

DISTRIBUTIONS TO SHAREHOLDERS
From investment operations	(12,074,873)	(19,498,942)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued (295,096 and 1,058,011 shares, respectively)	6,333,370	20,792,088
Reinvestment of distributions (437,665 and 775,290 shares, respectively)	9,276,199	14,944,269
Cost of shares redeemed (895,141 and 2,520,264 shares, respectively)	(19,274,143)	(49,815,961)
Change in net assets derived from capital share transactions	(3,664,574)	(14,079,604)
Total increase (decrease) in net assets	13,799,686	31,698,326

NET ASSETS
Beginning of period	473,720,133	442,021,807
End of period	$487,519,819	$473,720,133

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements September 30, 2024 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form N-CSR for the year ended March 31, 2024.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas Equity Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the

Notes to Financial Statements (continued) September 30, 2024 (unaudited)

risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$457,490,055
Money Market Deposit Account	5,991,465
Money Market Fund	6,000,000
Level 2 –
U.S. Government Securities	17,925,206
Level 3 –
None	—
Total	$487,406,726

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c)	Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value

Notes to Financial Statements (continued) September 30, 2024 (unaudited)

on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least quarterly. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended September 30, 2024 and the year ended March 31, 2024 was as follows:

	09/30/2024	03/31/2024
Distributions paid from:
Ordinary income	$4,496,921	$10,016,329
Long-term capital gain	7,577,952	9,482,613
Total distributions paid	$12,074,873	$19,498,942

The following information for the Fund is presented on an income tax basis as of March 31, 2024.

Investment cost for federal tax purposes	$324,764,762

Unrealized appreciation	$153,417,308
Unrealized depreciation	(7,118,440)
Net unrealized appreciation	$146,298,868

The differences between U.S. GAAP financial statement and tax-basis cost is attributable primarily to the Fund’s holdings in partnership interests.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30, 2024. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended September 30, 2024. At September 30, 2024, the fiscal years 2021 through 2024 remain open to examination in the Fund’s major tax jurisdictions.

Notes to Financial Statements (continued) September 30, 2024 (unaudited)

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of September 30, 2024. There have been no material subsequent events since September 30, 2024 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.70% of the average net asset value up to and including $50 million and 0.60% of the average net asset value in excess of $50 million.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $3,794 for the period ended September 30, 2024 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended September 30, 2024, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $52,660,270 and $61,831,220, respectively.

Approval of Investment Advisory Contract (unaudited)

In May 2024, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through May 2025. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the annual period ended March 31, 2024, the management fee was 0.61% and the Fund’s total expense ratio (including the management fee) was 0.70%. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group (i) the Fund’s expense ratio, which was low compared to the overall peer group; (ii) the Fund’s performance on a short-term and long-term basis; (iii) the Fund’s management fee; (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-, large- and small-cap blend and value focused funds with similar asset sizes and a prospectus objective of equity income. In terms of the peer group data used for performance comparisons, the Fund was ranked 14th, 14th, 9th and 10th out of 21 funds for the one-, three-, five- and ten-year periods ended March 31, 2024. The Fund had the second lowest expense ratio among its peer group. The Board also reviewed the twelve-month yield and Fund’s risk/return profile as measured by standard deviation and the Fund’s Morningstar rankings.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent, and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds. The Board reviewed the actual relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated strong long-term performance relative to benchmarks and its peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees relative to comparable funds.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SIMPLE
●	Roth	●	SEP

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

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Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

MICHAEL L. SHELTON, Senior Vice President

PAUL J. KNYCH, Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and it may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer
Date:	November 26, 2024

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer
Date:	November 26, 2024